UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy R. Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy R. Wolf                    New York, NY             February 14, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          30

Form 13F Information Table Value Total:          $325,148
                                           (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362              Arrow Partners LP

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

                                                     ARROW CAPITAL MANAGEMENT
                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED   NONE
AMERICAN APPAREL INC          COM              023850100       51      3,423 SH        SOLE         NONE     3,423
AMERICAN APPAREL INC          COM              023850100       99      6,577 SH        SHARED        1                 6,577
BURLINGTON NORTHN SANTA FE C  COM              12189T104    5,652     67,914 SH        SOLE         NONE    67,914
BURLINGTON NORTHN SANTA FE C  COM              12189T104   10,661    128,086 SH        SHARED        1               128,086
CITIGROUP INC                 COM              172967101      986     33,500      CALL SOLE         NONE    33,500
CITIGROUP INC                 COM              172967101    1,472     50,000      CALL SHARED        1                50,000
JOHNSON & JOHNSON             COM              478160104   15,021    225,200      CALL SOLE         NONE   225,200
JOHNSON & JOHNSON             COM              478160104   28,621    429,100      CALL SHARED        1               429,100
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207    3,569     48,819 SH        SOLE         NONE    48,819
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207    7,372    100,851 SH        SHARED        1               100,851
IHS INC                       CL A             451734107   11,110    183,453 SH        SOLE         NONE   183,453
IHS INC                       CL A             451734107   17,236    284,617 SH        SHARED        1               284,617
ISHARES INC                   MSCI MALAYSIA    464286830    1,146     90,000 SH        SOLE         NONE    90,000
ISHARES INC                   MSCI MALAYSIA    464286830    5,092    400,000 SH        SHARED        1               400,000
ISHARES INC                   MSCI SINGAPORE   464286673    3,723    270,000 SH        SOLE         NONE   270,000
ISHARES INC                   MSCI SINGAPORE   464286673    9,024    654,400 SH        SHARED        1               654,400
MASTERCARD INC                CL A             57636Q104   56,355    261,874 SH        SOLE         NONE   261,874
MASTERCARD INC                CL A             57636Q104   58,153    270,226 SH        SHARED        1               270,226
MCGRAW HILL COS INC           COM              580645109    7,719    176,194 SH        SOLE         NONE   176,194
MCGRAW HILL COS INC           COM              580645109   19,412    443,106 SH        SHARED        1               443,106
PROSHARES TR                  ULTRA DOW 30     74347R305      852     10,000 SH        SOLE         NONE    10,000
MOODYS CORP                   COM              615369105    2,432     68,114 SH        SOLE         NONE    68,114
RADIAN GROUP INC              COM              750236101      792     64,300      PUT  SOLE         NONE    64,300
RADIAN GROUP INC              COM              750236101    1,448    124,000      PUT  SHARED        1               124,000
RIVIERA HLDGS CORP            COM              769627100    2,899     94,116 SH        SOLE         NONE    94,116
RIVIERA HLDGS CORP            COM              769627100   16,987    551,531 SH        SHARED        1               551,531
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   12,382    428,000 SH        SHARED        1               428,000
UBS AG                        SHS NEW          H89231338   11,315    245,968 SH        SOLE         NONE   245,968
UNION PAC CORP                COM              907818108    4,774     38,000 SH        SOLE         NONE    38,000
UNION PAC CORP                COM              907818108    8,793     70,000 SH        SHARED        1                70,000


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